UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA Connecticut Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                                                                    (In Thousands)
                          Face
                        Amount   Municipal Bonds                                                                         Value
Connecticut - 89.9%   $  6,380   Bridgeport, Connecticut, GO, Refunding, FLOATS, VRDN, Series 936, 3.91% due
                                 9/15/2023 (c)(d)                                                                     $     6,380

                         2,865   Bridgeport, Connecticut, GO, Refunding, ROCS, VRDN, Series II-R-182, 3.94%
                                 due 8/15/2016 (b)(d)                                                                       2,865

                        10,900   Connecticut State Development Authority, CP, 3.60% due 2/05/2007                          10,900

                         2,480   Connecticut State Development Authority, IDR (Cheshire CPL LLC), VRDN, AMT,
                                 3.90% due 12/01/2022 (d)                                                                   2,480

                         1,530   Connecticut State Development Authority, IDR (Reflexite Corporation Project),
                                 VRDN, Series A, 3.90% due 8/01/2013 (d)                                                    1,530

                         1,655   Connecticut State Development Authority, IDR (Reflexite Corporation Project), VRDN,
                                 Series B, 3.90% due 8/01/2013 (d)                                                          1,655

                        10,300   Connecticut State Development Authority Revenue Bonds (Solid Waste Project -
                                 Rand-Whitney Container Board), VRDN, AMT, 3.94% due 8/01/2023 (d)                         10,300

                         1,250   Connecticut State Development Authority, Water Facilities Revenue Refunding Bonds
                                 (Connecticut Water Company Project), VRDN, AMT, Series A, 3.93% due 7/01/2028 (d)          1,250

                         1,150   Connecticut State Development Authority, Water Facilities Revenue Refunding Bonds
                                 (Connecticut Water Company Project), VRDN, Series A, 3.90% due 9/01/2028 (d)               1,150

                        10,940   Connecticut State, GO, PUTTERS, VRDN, Series 291, 3.92% due 11/15/2013 (c)(d)             10,940

                         6,635   Connecticut State, GO, PUTTERS, VRDN, Series 320, 3.94% due 11/15/2020 (d)                 6,635

                        15,290   Connecticut State, GO, ROCS, VRDN, Series II-R-6076, 3.94% due 11/15/2022 (b)(d)          15,290

                         6,300   Connecticut State, GO, Refunding, FLOATS, VRDN, Series 75, 3.95% due 6/01/2020 (a)(d)      6,300

                         3,625   Connecticut State, GO, Refunding, FLOATS, VRDN, Series 515, 3.93% due 12/15/2013 (d)       3,625

                         4,185   Connecticut State, GO, Refunding, ROCS, VRDN, Series II-R-596, 3.94% due
                                 6/01/2014 (d)(e)                                                                           4,185

                        12,000   Connecticut State, GO, Refunding, Series D, 5% due 8/01/2007 (c)                          12,088

                         7,605   Connecticut State, HFA, Housing Mortgage Financing Program Revenue Bonds, VRDN, AMT,
                                 Series A-2, 3.95% due 5/15/2036 (a)(d)                                                     7,605

                         8,019   Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN, AMT,
                                 Series D, 4.05% due 11/15/2024 (d)                                                         8,019

                         7,700   Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN, AMT,
                                 Sub-Series A-4, 3.95% due 5/15/2035 (a)(d)                                                 7,700

                         5,700   Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN, AMT,
                                 Sub-Series E-5, 3.92% due 11/15/2035 (a)(d)                                                5,700


Portfolio Abbreviations


To simplify the listings of CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
CP           Commercial Paper
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
MSTR         Municipal Securities Trust Receipts
PUTTERS      Puttable Tax-Exempt Receipts
ROCS         Reset Option Certificates
TOCS         Tender Option Certificates
VRDN         Variable Rate Demand Notes



CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of December 31, 2006 (concluded)                                                        (In Thousands)
                          Face
                        Amount   Municipal Bonds                                                                         Value
Connecticut           $  5,510   Connecticut State, HFA, Revenue Refunding Bonds (Housing Mortgage Finance
(concluded)                      Program), VRDN, AMT, Sub-Series A-3, 3.95% due 5/15/2032 (a)(d)                      $     5,510

                        11,500   Connecticut State, HFA, Revenue Refunding Bonds, VRDN, AMT, Sub-Series B-4,
                                 3.94% due 5/15/2032 (a)(d)                                                                11,500

                         1,325   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Charlotte Hungerford), VRDN, Series C, 3.87% due 7/01/2013 (d)                            1,325

                         9,700   Connecticut State Health and Educational Facilities Authority Revenue Bonds,
                                 FLOATS, VRDN, Series 891, 3.93% due 7/01/2023 (b)(d)                                       9,700

                         2,550   Connecticut State Health and Educational Facilities Authority Revenue Bonds, FLOATS,
                                 VRDN, Series 1353, 3.93% due 11/01/2033 (b)(d)                                             2,550

                         5,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Greater Hartford YMCA), VRDN, Series A, 3.90% due 7/01/2032 (a)(d)                        5,000

                         4,030   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Greenwich Adult Day Care), VRDN, Series A, 3.94% due 7/01/2036 (d)                        4,030

                         5,300   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Greenwich Boys and Girls Club), VRDN, Series A, 3.95% due 7/01/2033 (d)                   5,300

                         7,165   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Greenwich Family YMCA), VRDN, Series A, 3.94% due 7/01/2035 (d)                           7,165

                         5,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Hartford Hospital), VRDN, Series B, 3.86% due 7/01/2030 (d)                               5,000

                        11,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Health Care Capital Asset), VRDN, Series A-1, 3.86% due 7/01/2031 (d)                    11,000

                         1,920   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (The Hotchkiss School), VRDN, Series A, 3.97% due 7/01/2030 (d)                            1,920

                        10,585   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (King & Low-Heywood Thomas School), VRDN, Series A, 3.95% due 7/01/2033 (d)               10,585

                         5,120   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Klingberg Family Center), VRDN, Series A, 3.87% due 7/01/2032 (d)                         5,120

                         7,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Lawrence & Memorial Hospital), VRDN, Series E, 3.98% due 7/01/2034 (d)(g)                 7,000

                         2,240   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Middlesex Hospital), VRDN, Series J, 3.90% due 7/01/2026 (d)                              2,240

                        26,900   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Quinnipiac University), VRDN, Series F, 3.97% due 7/01/2031 (d)(g)                       26,900

                         6,505   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Rectory School), VRDN, Series A, 3.95% due 7/01/2030 (d)                                  6,505

                         7,235   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (University of New Haven), VRDN, AMT, Series E, 3.90% due 7/01/2035 (d)                    7,235

                         2,560   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (The Whitby School), VRDN, Series A, 3.91% due 7/01/2021 (d)                               2,560

                        13,300   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Yale University), VRDN, Series T-2, 3.92% due 7/01/2029 (d)                              13,300

                         5,685   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Ascension Health Credit), Series B, 3.84% due 11/15/2029                            5,685

                         2,200   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Kent School Corporation), VRDN, Series C, 3.90% due 7/01/2030 (d)(e)                2,200

                         5,000   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Kingswood-Oxford School), VRDN, Series B, 3.91% due 7/01/2030 (d)                   5,000

                        11,935   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Yale University), CP, Series B, 3.47% due 2/06/2007                                11,935

                        15,000   Connecticut State Health and Educational Facilities Authority (Yale University),
                                 CP, 3.53% due 2/06/2007                                                                   15,000

                         5,390   Connecticut State Health and Educational Facilities Authority (Yale University),
                                 CP, 3.53% due 2/12/2007                                                                    5,390

                         3,110   Connecticut State Revenue Bonds, PUTTERS, VRDN, Series 1410, 3.94% due 7/01/2014 (d)       3,110

                        10,300   Connecticut State Special Assessment Revenue Bonds, 3.95% due 11/15/2020                  10,300

                         2,800   Connecticut State Special Tax Obligation Revenue Bonds (Transportation
                                 Infrastructure), VRDN, Second Lien, Series 1, 3.92% due 12/01/2010 (c)(d)                  2,800

                         8,550   Danbury, Connecticut, GO, Refunding, BAN, 4.50% due 8/03/2007                              8,588

                         7,005   Eagle Tax-Exempt Trust, South Central Connecticut Regional Water Authority, Water
                                 System Revenue Refunding Bonds, VRDN, Series 2006-0075, Class A, 3.95% due
                                 8/01/2033 (d)(e)                                                                           7,005

                        21,645   Hartford, Connecticut, Redevelopment Agency, M/F Mortgage Revenue Refunding Bonds
                                 (Underwood Tower Project), VRDN, 3.86% due 6/01/2020 (c)(d)                               21,645

                         7,500   Hartford County, Connecticut, Metropolitan District, GO, BAN, 4.50% due 3/15/2007          7,513

                        13,370   Lehman Municipal Trust Receipts, Connecticut State Housing, FLOATS, VRDN, Series
                                 2006-P37U, 4.08% due 11/15/2036 (d)                                                       13,370

                        13,125   Meriden, Connecticut, GO, BAN, 4.50% due 8/03/2007                                        13,181

                        11,175   Milford, Connecticut, GO, BAN, Lot C, 3.75% due 2/01/2007                                 11,178

                         6,785   Municipal Securities Trust Certificates Revenue Bonds, Connecticut, VRDN, AMT,
                                 Series 2001-128, Class A, 3.93% due 3/30/2015 (b)(d)                                       6,785

                         8,450   New Britain, Connecticut, GO, VRDN, 3.93% due 4/01/2013 (a)(d)                             8,450

                         3,605   New Canaan, Connecticut, Housing Authority Revenue Bonds (Village at Waveny Care
                                 Center), VRDN, 3.87% due 1/01/2022 (d)                                                     3,605

                         5,950   Trumball, Connecticut, GO, BAN, 4.25% due 9/11/2007                                        5,978


Puerto Rico - 9.4%       7,190   Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue
                                 Bonds, FLOATS, VRDN, Series 771, 3.90% due 7/01/2036 (d)(e)                                7,190

                         5,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Bonds, ROCS, VRDN, Series II-R-636CE, 3.93% due 8/30/2009 (d)                      5,000

                        11,000   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                 Refunding Bonds, TOCS, VRDN, Series 2, 3.90% due 10/01/2023 (d)                           11,000

                        10,600   Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series
                                 SGA-43, 3.86% due 7/01/2022 (d)(e)                                                        10,600

                         5,826   Puerto Rico Public Buildings Authority Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 747D, 3.90% due 7/01/2017 (d)(f)                                                    5,826

                         7,329   Puerto Rico Public Buildings Authority Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 787, 3.90% due 7/01/2036 (d)(f)                                                     7,329

                                 Total Investments (Cost - $493,705*) - 99.3%                                             493,705
                                 Other Assets Less Liabilities - 0.7%                                                       3,577
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   497,282
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(e) MBIA Insured.

(f) CIFG Insured.

(g) Radian Insured.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Connecticut Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Connecticut Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Connecticut Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007